Lease (Tables)	12 Months Ended
Dec. 31, 2020
LEASES [Abstract]
Component of operating lease expense
Components of operating lease expense are as follows (in thousands):

	Year ended December 31,
	2019	2020
Operating lease expense	$4,858	$3,985
Short-term lease expense	244	297

Total operating lease expense	$5,102	$4,282

Cash paid for amounts included in the measurement of lease liabilities

	Year ended December 31,
	2019	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$5,013	$3,206

Right-of-use assets obtained in exchange for lease liabilities

	Year ended December 31,
	2019	2020
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$134	$5,351

Supplemental balance sheet information related to operating leases
The following table presents supplemental balanc
e
 sheet information related to the operating leases (in thousands):

	Year ended December 31,
	2019	2020
Assets:
Operating lease right-of-use assets	$3,323	$4,998

Liabilities:
Current lease liabilities	2,510	1,107
Non-current lease liabilities	83	3,855

Total operating lease liabilities	$2,593	$4,962

Maturities of lease liabilities under operating leases
Maturities of lease liabilities under operating leases as of December 31, 2020 are as follows (in thousands):

2021	$1,957
2022	1,785
2023	1,421
2024	191
2025	95
Thereafter	0

Total future lease payments	5,449
Less: imputed interest	(487)

Total present value of lease liabilities	$4,962